Investments - Investments Other Than Investments Accounted for Using Equity Method (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Investments other than investments accounted for using equity method	$ 35,987	$ 33,060
Investments	27,560	3,400
Long-term	8,427	29,660
Financial assets at amortized cost, category | At cost
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Investments other than investments accounted for using equity method	27,934	24,405
Financial assets at FVTPL, category | At fair value
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Investments other than investments accounted for using equity method	0	8,655
Financial assets at FVOCI, category | At fair value
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Investments other than investments accounted for using equity method	$ 8,053	$ 0